AVAILABLE FOR SALE SECURITIES (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Investments, Debt and Equity Securities [Abstract]
Amortised cost	$ 39,935	$ 23,651
Accumulated net unrealized gain/ (loss)	424	(327)
Carrying value	$ 40,359	$ 23,324